Outside Parties To The Transaction
Contact Information:
Payment Date:
25-Oct-07
Prior Payment:
N/A
Analyst:
Timmy Liu
714.259.6263
Next Payment:
26-Nov-07
timmy.liu@abnamro.com
Record Date:
24-Oct-07
Administrator:
Mason Arion
312.992.2835
mason.arion@abnamro.com
Distribution Count:
1
LaSalle Website:
www.etrustee.net
Closing Date:
19-Sep-07
First Pay. Date:
25-Oct-07
Rated Final Payment Date:
26-Oct-37
Effective October 1, 2007, Bank of America Corporation, parent
Determination Date:
15-Oct-07
corporation of Bank of America, N.A. ("Bank of America") and Banc
of America Securities LLC ("BAS"), has acquired ABN AMRO North
Delinq Method:
OTS
America Holding Company, parent company of LaSalle Bank Corporation and LaSalle Bank National Association ("LaSalle"), from ABN AMRO
Bank N.V. (the "Acquisition").
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
ABN AMRO Acct : 725022.1
Depositor: Bear Stearns Asset Backed Securities I LLC
Master Servicer: EMC Mortgage Corporation
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
Seller: EMC Mortgage Corporation
Underwriter: Bear Stearns & Co. Inc.
25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Content:
Pages
Statement to Certificate Holders
3
Statement to Certificate Holders (Factors)
4
Pool/Non-Pool Funds Cash Reconciliation
5
Cash Reconciliation Summary
6-8
Pool Detail and Performance Indicators
9-12
Delinquency Trigger Event Breakdown
13
Bond Interest Reconciliation Part I
14
Bond Interest Reconciliation Part II
15
Bond Principal Reconciliation
16
Rating Information
17
End of Month Balance Reporting
18-19
15 Month Loan Status Summary Part I
20-32
15 Month Loan Status Summary Part II
33-45
15 Month Historical Payoff Summary
46-50
Prepayment Summary
51
Mortgage Loan Characteristics Part I
52
Mortgage Loan Characteristics Part II
53-55
Geographic Concentration
56
Current Period Realized Loss Detail
57
Historical Realized Loss Summary
58-61
Realized Loss Summary
62
Material Breaches Detail
63
Modified Loan Detail (Current Period) Part I
64-67
Modified Loan Detail (Current Period) Part II
68-71
Historical Modification Loan Summary
72-75
Cumulative Summary For Prior Modifications
76
Repurchase Loan Detail (Current Period)
77-80
Historical Collateral Level REO Report
81-84
Substitution Detail History
85
Substitution Detail History Summary
86
Material Changes
87
Table of Contents
25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

I-A-1
07387VAA7
210,769,000.00
210,769,000.00
538,091.56
0.00
0.00
210,230,908.44
1,370,525.43
0.00
6.5025000000%
I-A-2
07387VAB5
37,194,000.00
37,194,000.00
0.00
0.00
0.00
37,194,000.00
264,170.38
9,554.41
6.8456195468%
II-A-1
07387VAC3
137,892,000.00
137,892,000.00
773,318.19
0.00
0.00
137,118,681.80
889,748.13
0.00
6.4525000000%
II-A-2
07387VAD1
4,688,000.00
4,688,000.00
26,290.98
0.00
0.00
4,661,709.02
30,483.72
0.00
6.5025000000%
III-A-1
07387VAE9
69,504,000.00
69,504,000.00
132,176.90
0.00
0.00
69,371,823.10
451,949.76
0.00
6.5025000000%
III-A-2
07387VAF6
2,363,000.00
2,363,000.00
4,493.76
0.00
0.00
2,358,506.24
15,365.41
0.00
6.5025000000%
M-1
07387VAG4
16,398,000.00
16,398,000.00
0.00
0.00
0.00
16,398,000.00
96,789.20
0.00
5.9025000000%
M-2
07387VAH2
14,012,000.00
14,012,000.00
0.00
0.00
0.00
14,012,000.00
101,622.03
5,451.90
6.8634123430%
M-3
07387VAJ8
25,043,000.00
25,043,000.00
0.00
0.00
0.00
25,043,000.00
187,885.11
16,004.67
6.8634123430%
M-4
07387VAK5
8,646,000.00
8,646,000.00
0.00
0.00
0.00
8,646,000.00
64,866.61
5,525.55
6.8634123430%
M-5
07387VAL3
9,540,000.00
9,540,000.00
0.00
0.00
0.00
9,540,000.00
71,573.85
6,096.90
6.8634123430%
M-6
07387VAM1
7,751,000.00
7,751,000.00
0.00
0.00
0.00
7,751,000.00
58,151.88
4,953.57
6.8634123430%
M-7
07387VAN9
5,963,000.00
5,963,000.00
0.00
0.00
0.00
5,963,000.00
44,737.41
3,810.88
6.8634123430%
M-8
07387VAP4
6,261,000.00
6,261,000.00
0.00
0.00
0.00
6,261,000.00
46,973.16
4,001.34
6.8634123430%
M-9
07387VAQ2
5,963,000.00
5,963,000.00
0.00
0.00
0.00
5,963,000.00
44,737.41
3,810.88
6.8634123430%
CE
07387VAW9
596,273,395.14 N
596,273,395.14
0.00
0.00
0.00
594,798,348.83
824,621.57
411,845.85
N/A
P
07387VAV1
100.00
100.00
0.00
0.00
0.00
100.00
13,074.60
13,074.60
N/A
R-1
07387VAR0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
07387VAS8
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
07387VAT6
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
07387VAU3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
561,987,100.00
561,987,100.00
1,474,371.39
0.00
0.00
560,512,728.58
4,577,275.66
484,130.55
Total P&I Payment
6,051,647.05
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Original Face
Value
(1)
Beginning
Certificate
Balance
Distribution Date: 25-Oct-07
BOND PAYMENT
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or
Loss
Deferred
Interest
Ending Certificate
Balance
Class
CUSIP

25-Oct-2007 09:06
(c) 2007 LaSalle Bank N.A.

I-A-1
07387VAA7
210,769,000.00
1000.000000000
2.552991949
0.000000000
0.000000000
997.447008053
6.502500036
0.000000000
5.87250000%
I-A-2
07387VAB5
37,194,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999988
7.102499866
0.256880411
6.47250000%
II-A-1
07387VAC3
137,892,000.00
1000.000000000
5.608143982
0.000000000
0.000000000
994.391855928
6.452500000
0.000000000
5.82250000%
II-A-2
07387VAD1
4,688,000.00
1000.000000000
5.608144198
0.000000000
0.000000000
994.391855578
6.502500000
0.000000000
5.87250000%
III-A-1
07387VAE9
69,504,000.00
1000.000000000
1.901716448
0.000000000
0.000000000
998.098283535
6.502500000
0.000000000
5.87250000%
III-A-2
07387VAF6
2,363,000.00
1000.000000000
1.901718155
0.000000000
0.000000000
998.098283493
6.502501058
0.000000000
5.87250000%
M-1
07387VAG4
16,398,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999866
5.902500305
0.000000000
5.27250000%
M-2
07387VAH2
14,012,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999843
7.252500000
0.389087925
6.62250000%
M-3
07387VAJ8
25,043,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999912
7.502500100
0.639087569
6.87250000%
M-4
07387VAK5
8,646,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999745
7.502499422
0.639087439
6.87250000%
M-5
07387VAL3
9,540,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999769
7.502500000
0.639088050
6.87250000%
M-6
07387VAM1
7,751,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999716
7.502500323
0.639087860
6.87250000%
M-7
07387VAN9
5,963,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999630
7.502500419
0.639087708
6.87250000%
M-8
07387VAP4
6,261,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999648
7.502501198
0.639089602
6.87250000%
M-9
07387VAQ2
5,963,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
999.999999630
7.502500419
0.639087708
6.87250000%
CE
07387VAW9
596,273,395.14 N
1000.000000000
0.000000000
0.000000000
0.000000000
997.526224846
1.382958852
0.690699691
N/A
P
07387VAV1
100.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
130746.000000000
130746.000000000
N/A
R-1
07387VAR0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
07387VAS8
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-3
07387VAT6
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
RX
07387VAU3
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Distribution Date: 25-Oct-07
Statement to Certificate Holders (FACTORS)
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
BOND PAYMENT
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Deposit to Trust
5,000.00
Scheduled Interest
4,342,656.73
Scheduled Prin Distribution
246,538.06
Withdrawal from Trust
0.00
Fees
250,186.55
Curtailments
27,607.50
Reimbursement from Waterfall
0.00
Remittance Interest
4,092,470.18
Prepayments in Full
1,200,900.75
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
13,074.60
Repurchase Proceeds
0.00
Swap Agreement
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Other Interest Proceeds
0.00
Remittance Principal
1,475,046.31
Net Swap payment payable to the Swap
Non-advancing Interest
0.00
Administrator
471,055.98
Net PPIS/Relief Act Shortfall
0.00
Net Swap payment payable to the Swap Provider
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
13,074.60
Swap Termination payment payable to the Swap
Interest Adjusted
4,105,544.78
Administrator
0.00
Fee Summary
Swap Termination payment payable to the Swap
0.00
Total Servicing Fees
248,447.77
Provider
Total Trustee Fees
1,738.78
LPMI Fees
0.00
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
Insurance Premium
0.00
Total Fees
250,186.55
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
Current Advances
3,740,654.48
Reimbursement of Prior Advances
0.00
Outstanding Advances
3,740,654.48
P&I Due Certificate Holders
6,051,647.07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 25-Oct-07
Cash Reconciliation Summary

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
1,169,002.09
843,890.23
310,124.27
2,323,016.59
Fees
70,292.55
47,588.26
16,279.36
134,160.17
Remittance Interest
1,098,709.54
796,301.97
293,844.91
2,188,856.42
Other Interest Proceeds/Shortfalls
Prepayment Penalties
1,585.20
0.00
0.00
1,585.20
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
1,585.20
0.00
0.00
1,585.20
Interest Adjusted
1,100,294.74
796,301.97
293,844.91
2,190,441.62
Principal Summary
Scheduled Principal Distribution
79,175.42
37,375.39
13,578.89
130,129.70
Curtailments
4,713.21
765.86
13,988.04
19,467.11
Prepayments in Full
200,508.01
188,233.06
0.00
388,741.07
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
284,396.64
226,374.31
27,566.93
538,337.88
Fee Summary
Total Servicing Fees
69,804.02
47,257.49
16,166.18
133,227.69
Total Trustee Fees
488.53
330.77
113.18
932.48
LPMI Fees
0.00
0.00
0.00
0.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
70,292.55
47,588.26
16,279.36
134,160.17
Beginning Principal Balance
167,529,134.46
113,417,818.99
38,798,601.36
319,745,554.81
Ending Principal Balance
167,244,737.82
113,191,444.68
38,771,034.43
319,207,216.93
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
N/A
N/A
N/A
Current Advances
993,131.62
713,172.40
247,357.45
1,953,661.47
Reimbursement of Prior Advances
0.00
0.00
0.00
N/A
Outstanding Advances
993,131.62
713,172.40
247,357.45
1,953,661.47
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Cash Reconciliation Summary Group I Loans

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
686,958.16
639,471.90
16,256.02
1,342,686.08
Fees
41,217.44
35,028.85
896.25
77,142.54
Remittance Interest
645,740.72
604,443.05
15,359.77
1,265,543.54
Other Interest Proceeds/Shortfalls
Prepayment Penalties
0.00
8,099.40
0.00
8,099.40
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
0.00
8,099.40
0.00
8,099.40
Interest Adjusted
645,740.72
612,542.45
15,359.77
1,273,642.94
Principal Summary
Scheduled Principal Distribution
48,831.94
30,567.84
698.59
80,098.37
Curtailments
3,043.68
4,609.12
3.47
7,656.27
Prepayments in Full
0.00
712,220.57
0.00
712,220.57
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
51,875.62
747,397.53
702.06
799,975.21
Fee Summary
Total Servicing Fees
40,931.01
34,785.37
890.02
76,606.40
Total Trustee Fees
286.43
243.48
6.23
536.14
LPMI Fees
0.00
0.00
0.00
0.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
41,217.44
35,028.85
896.25
77,142.54
Beginning Principal Balance
98,234,500.46
83,485,108.46
2,136,046.67
183,855,655.59
Ending Principal Balance
98,182,624.84
82,737,710.93
2,135,344.61
183,055,680.38
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
N/A
N/A
N/A
Current Advances
635,125.84
594,116.57
10,255.10
1,239,497.51
Reimbursement of Prior Advances
0.00
0.00
0.00
N/A
Outstanding Advances
635,125.84
594,116.57
10,255.10
1,239,497.51
Cash Reconciliation Summary Group II Loans

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
392,986.53
149,595.70
134,371.83
676,954.06
Fees
23,153.77
8,369.05
7,361.02
38,883.84
Remittance Interest
369,832.76
141,226.65
127,010.81
638,070.22
Other Interest Proceeds/Shortfalls
Prepayment Penalties
3,390.00
0.00
0.00
3,390.00
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
3,390.00
0.00
0.00
3,390.00
Interest Adjusted
373,222.76
141,226.65
127,010.81
641,460.22
Principal Summary
Scheduled Principal Distribution
23,574.54
7,066.47
5,668.98
36,309.99
Curtailments
482.55
1.23
0.34
484.12
Prepayments in Full
99,939.11
0.00
0.00
99,939.11
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
123,996.20
7,067.70
5,669.32
136,733.22
Fee Summary
Total Servicing Fees
22,992.94
8,310.88
7,309.86
38,613.68
Total Trustee Fees
160.83
58.17
51.16
270.16
LPMI Fees
0.00
0.00
0.00
0.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
23,153.77
8,369.05
7,361.02
38,883.84
Beginning Principal Balance
55,182,714.24
19,945,904.00
17,543,566.50
92,672,184.74
Ending Principal Balance
55,058,718.04
19,938,836.30
17,537,897.18
92,535,451.52
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
N/A
N/A
N/A
Current Advances
322,370.37
114,491.06
110,634.07
547,495.50
Reimbursement of Prior Advances
0.00
0.00
0.00
N/A
Outstanding Advances
322,370.37
114,491.06
110,634.07
547,495.50
Cash Reconciliation Summary Group III Loans

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
596,273,395.14
2,440
3 mo. Rolling Average
0
594,798,349
0.00%
WAC - Remit Current
7.91%
8.62%
8.24%
Cum Scheduled Principal
246,538.06
6 mo. Rolling Average
0
594,798,349
0.00%
WAC - Remit Original
7.91%
8.62%
8.24%
Cum Unscheduled Principal
1,228,508.25
12 mo. Rolling Average
0
594,798,349
0.00%
WAC - Current
8.41%
9.13%
8.74%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.41%
9.13%
8.74%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
356.18
358.40
357.21
6 mo. Cum loss
0.00
0
WAL - Original
356.18
358.40
357.21
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
596,273,395.14
2,440
100.00%
Current Index Rate
Scheduled Principal
246,538.06
0.04%
Triggers
Next Index Rate
Unscheduled Principal
1,228,508.25
7
0.21%
Liquidations
0.00
0
0.00%
> Delinquency Trigger Event
(2)
NO
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
0.00
594,798,349
0.00%
Ending Pool
594,798,348.83
2,433
99.75%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
244,471.17
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
1
Properties
%/Score
Net Liquidation
0.00
Current Specified Enhancement %
(4)
22.51%
Cut-off LTV
75.64%
Step Down %
(5)
44.90%
Cash Out/Refinance
94.25%
Credit Enhancement
Amount
%
% of Current Specified Enhancement %
(6)
35.63%
SFR
87.30%
Original OC
34,286,395.14
5.75%
> Step Down Date?
NO
Target OC
34,285,720.22
5.75%
Min
Max
W A
Beginning OC
34,285,720.22
Extra Principal
0.00
FICO
500
810
602.56
OC Amount per PSA
34,286,395.14
5.75%
Cumulative Extra Principal
0.00
Ending OC
34,285,720.22
OC Release
674.92
Mezz Certificates
99,577,000.00 16.70%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
5.502500%
4.872500%
Balance
451,037,564.22
561,997,355.15
520,521,636.72
Owner Occupied
570,112,573.42
95.61%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
319,745,554.81
1,178
3 mo. Rolling Average
0
319,207,217
0.00%
WAC - Remit Current
7.87%
8.59%
8.21%
Cum Scheduled Principal
130,129.70
6 mo. Rolling Average
0
319,207,217
0.00%
WAC - Remit Original
7.87%
8.59%
8.21%
Cum Unscheduled Principal
408,208.18
12 mo. Rolling Average
0
319,207,217
0.00%
WAC - Current
8.37%
9.10%
8.72%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.37%
9.10%
8.72%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
356.37
358.51
357.39
6 mo. Cum loss
0.00
0
WAL - Original
356.37
358.51
357.39
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
319,745,554.81
1,178
100.00%
Current Index Rate
Scheduled Principal
130,129.70
0.04%
Next Index Rate
Unscheduled Principal
408,208.18
3
0.13%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
319,207,216.93
1,175
99.83%
Average Loan Balance
271,665.72
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
75.93%
Cash Out/Refinance
93.19%
SFR
90.22%
Min
Max
W A
FICO
500
801
606.44
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
307,205,914.85
96.08%
Balance
242,769,644.65
297,969,689.39
288,469,816.87
Misc/Additional Information
Pool Level Information
N/A
N/A
Pool Detail and Performance Indicators Group I Loans

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
183,855,655.59
871
3 mo. Rolling Average
0
183,055,680
0.00%
WAC - Remit Current
7.89%
8.69%
8.26%
Cum Scheduled Principal
80,098.37
6 mo. Rolling Average
0
183,055,680
0.00%
WAC - Remit Original
7.89%
8.69%
8.26%
Cum Unscheduled Principal
719,876.84
12 mo. Rolling Average
0
183,055,680
0.00%
WAC - Current
8.39%
9.19%
8.76%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.39%
9.19%
8.76%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
355.22
357.95
356.49
6 mo. Cum loss
0.00
0
WAL - Original
355.22
357.95
356.49
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
183,855,655.59
871
100.00%
Current Index Rate
Scheduled Principal
80,098.37
0.04%
Next Index Rate
Unscheduled Principal
719,876.84
3
0.39%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
183,055,680.38
868
99.56%
Average Loan Balance
210,893.64
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
75.76%
Cash Out/Refinance
95.65%
SFR
84.30%
Min
Max
W A
FICO
500
810
598.41
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
174,358,773.83
94.83%
Balance
139,284,851.71
175,857,131.52
154,985,185.11
Misc/Additional Information
Pool Level Information
N/A
N/A
Pool Detail and Performance Indicators Group II Loans

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
92,672,184.74
391
3 mo. Rolling Average
0
92,535,452
0.00%
WAC - Remit Current
8.04%
8.59%
8.26%
Cum Scheduled Principal
36,309.99
6 mo. Rolling Average
0
92,535,452
0.00%
WAC - Remit Original
8.04%
8.59%
8.26%
Cum Unscheduled Principal
100,423.23
12 mo. Rolling Average
0
92,535,452
0.00%
WAC - Current
8.55%
9.09%
8.77%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.55%
9.09%
8.77%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
357.35
359.00
358.02
6 mo. Cum loss
0.00
0
WAL - Original
357.35
359.00
358.02
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
92,672,184.74
391
100.00%
Current Index Rate
Scheduled Principal
36,309.99
0.04%
Next Index Rate
Unscheduled Principal
100,423.23
1
0.11%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
92,535,451.52
390
99.85%
Average Loan Balance
237,270.39
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
74.44%
Cash Out/Refinance
95.14%
SFR
83.16%
Min
Max
W A
FICO
500
782
597.38
77,066,634.74
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
88,547,884.74
95.55%
Balance
68,983,067.85
88,170,534.24
Pool Detail and Performance Indicators Group III Loans
Misc/Additional Information
Pool Level Information
N/A

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Total (All Loans)
Delinquency Trigger Event
NO
Delinquency Trigger Threshold
8.02%
Delinquency Event Calc
0.00%
Numerator
60 - 89 Days Delinquent
0.00
90+ Days Delinquent
0.00
Foreclosure Balance
0.00
Bankruptcy Balance
0.00
REO Balance
0.00
12-month Repurchase Total
(1)
0.00
12-month Modification Total
0.00
12-month Substitution Total
0.00
0.00
Denominator
Ending Princpial Balance
594,798,348.83
12-month Repurchase Total
(1)
0.00
594,798,348.83
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
(1)
Loans other than breach of representations and warranties
Distribution Date: 25-Oct-07
Delinquency Trigger Event Breakdown

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

I-A-1
Act/360
36
210,769,000.00
6.502500000%
1,370,525.43
0.00
0.00
1,370,525.43
1,370,525.43
0.00
0.00
0.00
0.00
No
I-A-2
Act/360
36
37,194,000.00
6.845619550%
254,615.97
9,554.41
0.00
264,170.38
264,170.38
0.00
0.00
0.00
0.00
Yes
II-A-1
Act/360
36
137,892,000.00
6.452500000%
889,748.13
0.00
0.00
889,748.13
889,748.13
0.00
0.00
0.00
0.00
No
II-A-2
Act/360
36
4,688,000.00
6.502500000%
30,483.72
0.00
0.00
30,483.72
30,483.72
0.00
0.00
0.00
0.00
No
III-A-1
Act/360
36
69,504,000.00
6.502500000%
451,949.76
0.00
0.00
451,949.76
451,949.76
0.00
0.00
0.00
0.00
No
III-A-2
Act/360
36
2,363,000.00
6.502500000%
15,365.41
0.00
0.00
15,365.41
15,365.41
0.00
0.00
0.00
0.00
No
M-1
Act/360
36
16,398,000.00
5.902500000%
96,789.20
0.00
0.00
96,789.20
96,789.20
0.00
0.00
0.00
0.00
No
M-2
Act/360
36
14,012,000.00
6.863412340%
96,170.13
5,451.90
0.00
101,622.03
101,622.03
0.00
0.00
0.00
0.00
Yes
M-3
Act/360
36
25,043,000.00
6.863412340%
171,880.44
16,004.67
0.00
187,885.11
187,885.11
0.00
0.00
0.00
0.00
Yes
M-4
Act/360
36
8,646,000.00
6.863412340%
59,341.06
5,525.55
0.00
64,866.61
64,866.61
0.00
0.00
0.00
0.00
Yes
M-5
Act/360
36
9,540,000.00
6.863412340%
65,476.95
6,096.90
0.00
71,573.85
71,573.85
0.00
0.00
0.00
0.00
Yes
M-6
Act/360
36
7,751,000.00
6.863412340%
53,198.31
4,953.57
0.00
58,151.88
58,151.88
0.00
0.00
0.00
0.00
Yes
M-7
Act/360
36
5,963,000.00
6.863412340%
40,926.53
3,810.88
0.00
44,737.41
44,737.41
0.00
0.00
0.00
0.00
Yes
M-8
Act/360
36
6,261,000.00
6.863412340%
42,971.82
4,001.33
0.00
46,973.16
46,973.16
0.00
0.00
0.00
0.00
Yes
M-9
Act/360
36
5,963,000.00
6.863412340%
40,926.53
3,810.88
0.00
44,737.41
44,737.41
0.00
0.00
0.00
0.00
Yes
CE
30/360
30
596,273,395.14
N/A
412,775.72
412,520.79
0.00
824,621.57
824,621.57
0.00
0.00
0.00
0.00
No
P
100.00
N/A
0.00
13,074.60
0.00
13,074.60
13,074.60
0.00
0.00
0.00
0.00
No
R-1
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
561,987,100.00
4,093,145.11
484,805.48
0.01
4,577,275.66
4,577,275.66
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Bond Interest Reconciliation - Part I
- - A c c r u a l - -
- - - - - - - - O u t s t a n d i n g - - - - - - - -
Class
Method
Days
Opening Balance
Pass-Thru Rate
Accrual
Certificate
Interest
Total Interest
Additions
Total Interest
Deductions
Remaining
Basis Risk
Carry-Fwd
Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Net Cap
Rate in
Effect Y/N
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Distributable
Certificate
Interest
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining Int
Carry-Forward
Shortfall

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

I-A-1
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
I-A-2
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
9,554.41
0.00
0.00
0.00
II-A-1
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
II-A-2
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
III-A-1
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
III-A-2
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
5,451.90
0.00
0.00
0.00
M-3
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
16,004.67
0.00
0.00
0.00
M-4
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
5,525.55
0.00
0.00
0.00
M-5
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
6,096.90
0.00
0.00
0.00
M-6
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
4,953.57
0.00
0.00
0.00
M-7
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
3,810.88
0.00
0.00
0.00
M-8
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
4,001.33
0.00
0.00
0.00
M-9
24-Oct-07
19-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
3,810.88
0.00
0.00
0.00
CE
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
412,520.79
0.00
0.00
0.00
P
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
13,074.60
0.00
0.00
0.00
0.00
0.00
0.00
R-1
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-3
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
RX
28-Sep-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
13,074.60
0.00
0.00
471,730.88
0.00
0.00
0.01
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Bond Interest Reconciliation - Part II
- - - - - - - - - - - - - - - - - - - - - - - - - - - A d d i t i o n s - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - D e d u c t i o n s - - - - - - - - - -
Class
Record Date
Prior Interest Due
Date
Current Interest
Due Date
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prepayment
Premiums
Prior Int Carry-Fwd
Shortfall
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
(2)

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

I-A-1
210,769,000.00
210,769,000.00
130,129.70
407,961.86
0.00
0.00
0.00
0.00
0.00
210,230,908.44
25-Aug-37
N/A
N/A
I-A-2
37,194,000.00
37,194,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
37,194,000.00
26-Oct-37
N/A
N/A
II-A-1
137,892,000.00
137,892,000.00
77,464.75
695,853.44
0.00
0.00
0.00
0.00
0.00
137,118,681.80
26-Oct-37
N/A
N/A
II-A-2
4,688,000.00
4,688,000.00
2,633.62
23,657.36
0.00
0.00
0.00
0.00
0.00
4,661,709.02
26-Oct-37
N/A
N/A
III-A-1
69,504,000.00
69,504,000.00
35,116.11
97,060.79
0.00
0.00
0.00
0.00
0.00
69,371,823.10
26-Oct-37
N/A
N/A
III-A-2
2,363,000.00
2,363,000.00
1,193.88
3,299.88
0.00
0.00
0.00
0.00
0.00
2,358,506.24
26-Oct-37
N/A
N/A
M-1
16,398,000.00
16,398,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,398,000.00
26-Oct-37
N/A
N/A
M-2
14,012,000.00
14,012,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,012,000.00
26-Oct-37
N/A
N/A
M-3
25,043,000.00
25,043,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25,043,000.00
26-Oct-37
N/A
N/A
M-4
8,646,000.00
8,646,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,646,000.00
26-Oct-37
N/A
N/A
M-5
9,540,000.00
9,540,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,540,000.00
26-Oct-37
N/A
N/A
M-6
7,751,000.00
7,751,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,751,000.00
26-Oct-37
N/A
N/A
M-7
5,963,000.00
5,963,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,963,000.00
26-Oct-37
N/A
N/A
M-8
6,261,000.00
6,261,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,261,000.00
26-Oct-37
N/A
N/A
M-9
5,963,000.00
5,963,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,963,000.00
26-Oct-37
N/A
N/A
CE
596,273,395.14
596,273,395.14
0.00
0.00
0.00
0.00
0.00
0.00
0.00
594,798,348.83
26-Oct-37
N/A
N/A
P
100.00
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00
26-Oct-37
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
R-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
RX
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
Total
561,987,100.00
561,987,100.00
246,538.06
1,227,833.33
0.00
0.00
0.00
0.00
0.00
560,512,728.58
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Bond Principal Reconciliation
- - - - - - - - - - - - - - - - L o s s e s - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
I-A-1
07387VAA7
NR
Aaa
NR
AAA
I-A-2
07387VAB5
NR
Aaa
NR
AAA
II-A-1
07387VAC3
NR
Aaa
NR
AAA
II-A-2
07387VAD1
NR
Aa1
NR
AAA
III-A-1
07387VAE9
NR
Aaa
NR
AAA
III-A-2
07387VAF6
NR
Aa1
NR
AAA
M-1
07387VAG4
NR
Aa1
NR
AA+
M-2
07387VAH2
NR
Aa2
NR
AA
M-3
07387VAJ8
NR
Aa3
NR
AA-
M-4
07387VAK5
NR
A1
NR
A+
M-5
07387VAL3
NR
A2
NR
A
M-6
07387VAM1
NR
A3
NR
A-
M-7
07387VAN9
NR
Baa1
NR
BBB+
M-8
07387VAP4
NR
Baa2
NR
BBB
M-9
07387VAQ2
NR
Baa3
NR
BBB-
CE
07387VAW9
NR
NR
NR
NR
P
07387VAV1
NR
NR
NR
NR
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Ratings Information
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - O r i g i n a l R a t i n g s - - - - - - - - - -
- - - - - - - - - - - - - - - - R a t i n g s C h a n g e / C h a n g e D a t e
(1)
- - - - - - - - - - - - - - - -
Fitch
Moody's
DBRS
S&P

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
2438
99.9180%
595,477,985.15
100.0000%
0.00
0.0000%
0.00
0.00
PIF
2
0.0820%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
2440
100.0000%
595,477,985.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
0
0.0000%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
0
1177
99.9151%
319,411,958.00
100.0000%
0.00
0.0000%
0.00
0.00
PIF
1
0.0849%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
1178
100.0000%
319,411,958.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
0
0.0000%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
End of Month Balance Reporting
F/C Quick Sale Value
Total
Group 1

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
End of Month Balance Reporting
Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
870
99.8852%
183,430,636.52
100.0000%
0.00
0.0000%
0.00
0.00
PIF
1
0.1148%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
871
100.0000%
183,430,636.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
0
0.0000%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
0
391
100.0000%
92,635,390.63
100.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
391
100.0000%
92,635,390.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
0
0.0000%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Group 3
F/C Quick Sale Value
Group 2

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
2,433
594,798,349
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
1,175
319,207,217
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group I Loans - Total
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Group I Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
659
167,244,738
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I Fixed 1st Lien
Group I Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
361
113,191,445
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I ARM 228 1st Lien
Group I ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
155
38,771,034
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I ARM 327 1st Lien
Group I ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
868
183,055,680
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II Loans - Total
Group II Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
483
98,182,625
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II Fixed 1st Lien
Group II Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
373
82,737,711
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II ARM 228 1st Lien
Group II ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
12
2,135,345
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II ARM 327 1st Lien
Group II ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
390
92,535,452
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group III Loans - Total
Group III Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
234
55,058,718
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group III Fixed 1st Lien
Group III Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
85
19,938,836
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group III ARM 228 1st Lien
Group III ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
71
17,537,897
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group III ARM 327 1st Lien
Group III ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
31-60 Days
61-90 Days
90 + Days
Group I Loans - Total
Group I Loans - Total

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group I Fixed 1st Lien
Group I Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group I ARM 228 1st Lien
Group I ARM 228 1st Lien
61-90 Days
90 + Days
Current
31-60 Days

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group I ARM 327 1st Lien
Group I ARM 327 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group II Loans - Total
Group II Loans - Total
61-90 Days
90 + Days
Current
31-60 Days

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group II Fixed 1st Lien
Group II Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group II ARM 228 1st Lien
Group II ARM 228 1st Lien
61-90 Days
90 + Days
Current
31-60 Days

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group II ARM 327 1st Lien
Group II ARM 327 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group III Loans - Total
Group III Loans - Total
61-90 Days
90 + Days
Current
31-60 Days

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group III Fixed 1st Lien
Group III Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group III ARM 228 1st Lien
Group III ARM 228 1st Lien
61-90 Days
90 + Days
Current
31-60 Days

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group III ARM 327 1st Lien
Group III ARM 327 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
2,433
594,798,349
7
1,200,901
0.00
0.00
0.00
0
0
357
8.74%
8.24%
25-Oct-07
659
167,244,738
2
200,508
0.00
0.00
0.00
0
0
356
8.37%
7.87%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
Group I Fixed 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
361
113,191,445
1
188,233
0.00
0.00
0.00
0
0
358
8.93%
8.43%
25-Oct-07
155
38,771,034
0
0
0.00
0.00
0.00
0
0
359
9.59%
9.09%
Curr Weighted Avg.
Group I ARM 228 1st Lien
Group I ARM 327 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
483
98,182,625
0
0
0.00
0.00
0.00
0
0
355
8.39%
7.89%
25-Oct-07
373
82,737,711
3
712,221
0.00
0.00
0.00
0
0
358
9.19%
8.69%
Curr Weighted Avg.
Group II Fixed 1st Lien
Group II ARM 228 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
12
2,135,345
0
0
0.00
0.00
0.00
0
0
358
9.13%
8.63%
25-Oct-07
234
55,058,718
1
99,939
0.00
0.00
0.00
0
0
357
8.55%
8.04%
Curr Weighted Avg.
Group II ARM 327 1st Lien
Group III Fixed 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
85
19,938,836
0
0
0.00
0.00
0.00
0
0
359
9.00%
8.50%
25-Oct-07
71
17,537,897
0
0
0.00
0.00
0.00
0
0
359
9.19%
8.69%
Curr Weighted Avg.
Group III ARM 228 1st Lien
Group III ARM 327 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
0.21%
3-Month Average
0.21%
6-Month Average
0.21%
12-Month Average
0.21%
Average Since Cut-Off
0.21%
CPR (Conditional Prepayment Rate)
Total
Current Period
2.45%
3-Month Average
2.45%
6-Month Average
2.45%
12-Month Average
2.45%
Average Since Cut-Off
2.45%
PSA (Public Securities Association)
Total
Current Period
41%
3-Month Average
41%
6-Month Average
41%
12-Month Average
41%
Average Since Cut-Off
41%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Curtailments + Liquidations + Other Prin Proceeds) / (Beginning Collateral Bal - Scheduled Prin)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total (All Loans)
Distribution Date: 25-Oct-07
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0%
229%
457%
686%
914%
1143%
1371%
1600%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
42,000
to
90,000
248
10.19%
17,821,256
3.00%
16,000
to
90,000
248
10.16%
17,769,308
2.98%
90,000
to
113,000
178
7.32%
18,272,722
3.07%
90,000
to
113,000
180
7.38%
18,473,741
3.10%
113,000
to
136,000
237
9.74%
29,703,215
4.99%
113,000
to
136,000
238
9.75%
29,842,732
5.00%
136,000
to
159,000
216
8.88%
32,059,399
5.39%
136,000
to
159,000
215
8.81%
31,915,177
5.35%
159,000
to
182,000
178
7.32%
30,291,662
5.09%
159,000
to
182,000
179
7.34%
30,464,089
5.11%
182,000
to
205,000
165
6.78%
32,335,667
5.44%
182,000
to
205,000
167
6.84%
32,722,148
5.49%
205,000
to
257,000
346
14.22%
79,217,220
13.32%
205,000
to
257,000
347
14.22%
79,505,935
13.33%
257,000
to
309,000
244
10.03%
69,087,406
11.62%
257,000
to
309,000
244
10.00%
69,117,846
11.59%
309,000
to
361,000
132
5.43%
43,967,515
7.39%
309,000
to
361,000
133
5.45%
44,324,330
7.43%
361,000
to
413,000
131
5.38%
50,877,888
8.55%
361,000
to
413,000
131
5.37%
50,896,096
8.54%
413,000
to
465,000
114
4.69%
50,094,628
8.42%
413,000
to
465,000
114
4.67%
50,111,960
8.40%
465,000
to
1,250,000
244
10.03%
141,069,771
23.72%
465,000
to
1,250,000
244
10.00%
141,130,035
23.67%
2,433
100.00%
594,798,349
100.00%
2,440
100.00%
596,273,395
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
5.75%
to
7.11%
242
9.95%
83,469,373
14.03%
5.75%
to
7.11%
243
9.96%
83,541,176
14.01%
7.11%
to
7.47%
130
5.34%
39,820,922
6.69%
7.11%
to
7.47%
130
5.33%
39,842,368
6.68%
7.47%
to
7.83%
171
7.03%
44,153,968
7.42%
7.47%
to
7.83%
172
7.05%
44,362,853
7.44%
7.83%
to
8.19%
222
9.12%
62,150,854
10.45%
7.83%
to
8.19%
223
9.14%
62,429,372
10.47%
8.19%
to
8.55%
214
8.80%
54,091,019
9.09%
8.19%
to
8.55%
216
8.85%
54,339,682
9.11%
8.55%
to
8.94%
245
10.07%
55,799,451
9.38%
8.55%
to
8.94%
245
10.04%
55,824,342
9.36%
8.94%
to
9.33%
218
8.96%
52,258,459
8.79%
8.94%
to
9.33%
219
8.98%
52,462,199
8.80%
9.33%
to
9.72%
204
8.38%
45,414,596
7.64%
9.33%
to
9.70%
203
8.32%
44,859,025
7.52%
9.72%
to
10.11%
221
9.08%
47,317,558
7.96%
9.70%
to
10.08%
210
8.61%
45,333,876
7.60%
10.11%
to
10.50%
177
7.27%
38,453,218
6.46%
10.08%
to
10.45%
157
6.43%
33,311,903
5.59%
10.50%
to
10.91%
145
5.96%
30,965,185
5.21%
10.45%
to
10.89%
166
6.80%
36,969,778
6.20%
10.91%
to
12.94%
244
10.03%
40,903,745
6.88%
10.89%
to
12.94%
256
10.49%
42,996,820
7.21%
2,433
100.00%
594,798,349
100.00%
2,440
100.00%
596,273,395
100.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part I
Total (All Loans)
Distribution by Current Ending Principal Balance
Distribution by Cut-off Principal Balance
Distribution by Current Mortgage Rate
Distribution by Original Mortgage Rate

25-Oct-2007 09:07
(c) 2007 LaSalle Bank N.A.

1,376
320,486,081
53.88%
356.18
8.41%
1,379
320,946,349
53.83%
357.76
8.41%
1,057
274,312,268
46.12%
358.40
9.13%
1,061
275,327,046
46.17%
360.00
9.13%
2,433
594,798,349
100.00%
2,440
596,273,395
100.00%
2,147
516,254,483
86.79%
357.14
8.73%
2,153
517,595,401
86.81%
358.72
8.73%
162
48,966,947
8.23%
358.46
8.81%
162
48,987,057
8.22%
360.00
8.81%
65
19,106,541
3.21%
355.77
8.68%
66
19,215,510
3.22%
357.32
8.68%
38
7,545,627
1.27%
357.49
9.00%
38
7,549,191
1.27%
360.00
9.00%
21
2,924,751
0.49%
356.42
9.17%
21
2,926,236
0.49%
357.90
9.17%
2,433
594,798,349
100.00%
2,440
596,273,395
100.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total (All Loans)
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
Distribution by Product Characteristics (Current)
Product Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Fixed 1st Lien
Adjustable
Total
Distribution by Product Characteristics (Cut-off)
Product Type
# of
Loans
Original Principal
Balance
% of
Balance
WAMM
WAC
Fixed 1st Lien
Adjustable
Total
PUD
Condo - High Facility
Distribution by Property Types (Current)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
SF Unattached Dwelling
Multifamily
SF Attached Dwelling
SF Unattached Dwelling
Multifamily
Distribution by Property Types (Cut-off)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
PUD
Condo - High Facility
SF Attached Dwelling
Total
Total

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
2,259
562,467,777
94.56%
357.18
8.70%
2,266
563,925,789
94.58%
358.77
8.71%
148
26,147,835
4.40%
357.60
9.52%
148
26,160,822
4.39%
359.14
9.52%
26
6,182,737
1.04%
358.11
8.58%
26
6,186,784
1.04%
360.00
8.58%
2,433
594,798,349
100.00%
2,440
596,273,395
100.00%
1,947
476,723,840
80.15%
357.19
8.73%
1,950
477,335,283
80.05%
358.77
8.73%
359
83,914,307
14.11%
357.43
8.70%
362
84,662,072
14.20%
359.00
8.70%
127
34,160,201
5.74%
356.89
8.96%
128
34,276,040
5.75%
358.60
8.96%
2,433
594,798,349
100.00%
2,440
596,273,395
100.00%
Owner Occupied - Primary Residence
Owner Occupied - Primary Residence
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Non-Owner Occupied
Non-Owner Occupied
Owner Occupied - Secondary Residence
Owner Occupied - Secondary Residence
% of
Balance
WAMM
WAC
Refinance/Equity Takeout
Refinance/Equity Takeout
# of
Loans
Ending Balance
Refinance/No Cash Out
Refinance/No Cash Out
Purchase
Purchase
Total
Total
Distribution by Occupancy Type (Current)
Total (All Loans)
Total
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Distribution by Loan Purpose (Current)
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Loan Purpose (Cut-off)
Loan Purpose

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
2,226
549,863,397
92.45%
357.47
8.74%
2,231
551,090,395
92.42%
359.02
8.74%
WAMM
WAC
Distribution by Originator Concentration > 10% (Cut-off)
Distribution by Originator Concentration > 10% (Current)
Originator
# of
Loans
Ending Balance
% of
Balance
Encore Credit Corp
Encore Credit Corp
Total (All Loans)
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
Originator

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

WAMM
WAC
California
536
200,903,488
33.78%
358
8.12%
Florida
372
71,347,757
12.00%
356
8.99%
Illinois
190
40,779,064
6.86%
358
9.11%
New Jersey
129
33,875,201
5.70%
355
8.87%
Maryland
136
33,261,706
5.59%
358
8.93%
New York
101
29,660,650
4.99%
354
8.90%
Virginia
137
26,536,028
4.46%
358
9.13%
Arizona
79
17,377,539
2.92%
359
8.84%
Pennsylvania
93
15,742,577
2.65%
355
9.10%
Washington
48
13,028,956
2.19%
358
8.60%
Remaining
612
112,285,383
18.88%
356
9.27%
WAMM
WAC
California
536
200,981,733
33.71%
360
8.12%
Florida
373
71,479,578
11.99%
358
8.99%
Illinois
192
41,321,394
6.93%
360
9.12%
New Jersey
129
33,891,400
5.68%
356
8.87%
Maryland
136
33,276,092
5.58%
360
8.93%
New York
101
29,675,932
4.98%
356
8.90%
Virginia
138
26,564,461
4.46%
360
9.12%
Arizona
80
17,635,565
2.96%
360
8.83%
Pennsylvania
93
15,751,055
2.64%
357
9.10%
Washington
48
13,033,977
2.19%
360
8.60%
Remaining
614
112,662,207
18.89%
358
9.27%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Geographic Concentration
Total (All Loans)
Top 10 Current State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
New Jersey
Illinois
Florida
Washington
Pennsylvania
Arizona
Virginia
New York
Maryland
Remaining

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Current Total
0.00
0.00
0.00
0.00
0.00
Cumulative
0.00
0.00
0.00
0.00
0.00
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Current Period Realized Loss Detail
Total (All Loans)
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
0.00
0.00
0.00
0.00
0.00
0.00
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Total (All Loans)
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group I Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group II Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group III Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total (All Loans)
Distribution Date: 25-Oct-07
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Material Breaches Detail
Disclosure
Control #
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total (All Loans)
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
Group I Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
Group II Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
Group III Loans
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total (All Loans)
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group I Loans
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group II Loans
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group III Loans
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
Total (All Loans)
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group I Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group II Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group III Loans
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Total
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
EMC Serviced Cumulative Summary For Prior Modifications
* For loans with combination modification
** The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Modification Type*
Loan Count
% of Orig Sched Balance
% of Current Balance

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total (All Loans)
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment
Repurchase Code
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
Group I Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
Group II Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO
Group III Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total (All Loans)
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Realized Loss

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Group I Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Group II Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Group III Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Substitution Code
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Adjusted for Principal
Distribution Date: 25-Oct-07
Substitution Detail History
- - - Loans Substituted Into Pool - - -
- - - - - - - - - - Loans Substituted Out of Pool - - - - - - - - - -
Investor #
Period
Beginning Principal Balance
Investor #
Period
Beginning Principal
Balance

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Difference Into vs.
Out
Distribution Date: 25-Oct-07
Substitution Detail History Summary
- - - Loans Substituted Into Pool - - -
- - - Loans Substituted Out of Pool - - -
Period
Count
Beginning Principal Balance
Count
Beginning Principal Balance
Adjusted for Principal

25-Oct-2007 09:08
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust Asset-Backed Certificates Series 2007-HE7 Distribution Date: 25-Oct-07 Material Changes Page 87 of 87 25-Oct-2007 09:08 (c) 2007 LaSalle Bank N.A.